Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 21,205.2	$ 289.9	₨ 19,567.6
Software and systems	37,134.2	507.7	33,433.9
Equipment and furniture	92,610.9	1,266.2	82,179.1
Property and equipment, at cost	150,950.3	2,063.8	135,180.6
Less: Accumulated depreciation	97,855.9	1,337.9	86,852.9
Property and equipment, net	₨ 53,094.4	$ 725.9	₨ 48,327.7